IMPAIRMENT OF ASSETS (Details) - Cash-generating units [member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Opening balance	$ 214,042	$ 218,764
Impairment loss recognized in profit or loss	141,137	21,275
Reversal of impairment loss recognized in profit or loss	(9,164)	(21,858)
Increase (decrease) in foreign exchange	2,335	(4,139)
Closing balance	$ 348,350	$ 214,042